FINANCIAL RISK MANAGEMENT OBJECTIVES - Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2014
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	$ 152,360,000	$ 169,587,000
Financial Liabilities	138,027,000	147,897,000	$ 0
Foreign currency risk | United States dollar (USD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	8,231,000	15,304,000
Financial Liabilities	15,057,000	58,526,000
Foreign currency risk | Thai Baht (THB)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	326,000	326,000
Financial Liabilities	30,000	30,000
Foreign currency risk | Singapore dollar (SGD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	106,000	130,000
Financial Liabilities	46,000	6,000
Foreign currency risk | Taiwan dollar (TWD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	25,282,000	9,929,000
Financial Liabilities	4,463,000	5,104,000
Foreign currency risk | Renminbi (RMB)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	18,000	18,000
Financial Liabilities	0	0
Foreign currency risk | Hong Kong dollar (HKD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	7,773,000	10,678,000
Financial Liabilities	25,000	28,000
Foreign currency risk | Euro (EUR)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	20,000	125,000
Financial Liabilities	$ 0	$ 519,000